Annual Total Returns	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FT Vest U.S. Equity Deep Buffer ETF - May | FT Vest U.S. Equity Deep Buffer ETF - May
Prospectus [Line Items]
Annual Return [Percent]	15.37%	(10.16%)	6.19%